Borrowings - Additional Information - Mortgages (Detail)			1 Months Ended			12 Months Ended
	Apr. 08, 2016 EUR (€) Installment	Oct. 13, 2015 EUR (€) Installment	Apr. 30, 2014 EUR (€) Installments	Jun. 30, 2013 EUR (€)	Jan. 31, 2013 EUR (€) MortgageLoan	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)		Dec. 01, 2017 EUR (€)	Dec. 31, 2015 EUR (€)		Dec. 31, 2014 EUR (€)
Disclosure of detailed information about borrowings [line items]
Long term borrowings						€ 724,052,000	€ 723,975,000	[1]		€ 550,812,000	[1]
Borrowings interest rate						6.00%	6.00%			6.00%
Repayments of noncurrent borrowings						€ 30,000,000
Mortgages [member]
Disclosure of detailed information about borrowings [line items]
Face value of borrowings						54,300,000	€ 55,200,000					€ 44,600,000
Long term borrowings						45,386,000	€ 43,508,000			€ 40,727,000
Mortgages [member] | Interxion Real Estate IV B.V. [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings									€ 10,000,000
Principal amount repayable in annual installments						667,000
Repayments of noncurrent borrowings						€ 7,332,000
Borrowings, maturity						Dec. 31, 2022
Mortgages [member] | Bottom of range [member] | Interxion Real Estate IV B.V. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate						0.00%
Mortgages [member] | Real Estate Property In Germany [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings		€ 15,000,000
First instalment payment date							Sep. 30, 2016
Borrowings, interest rate basis							The facility has a maturity of five years and has a variable interest rate based on EURIBOR plus 225 basis points.
Borrowings adjustment to interest rate basis		2.25%
Principal amount repayable in annual installments		€ 1,000,000
Repayments of noncurrent borrowings		€ 11,000,000
Borrowings, maturity		Sep. 30, 2020
Life of mortgage backed securities							Five years
Number of instalments | Installment		4
Mortgages [member] | PAR Three Land And PAR Five Land [member]
Disclosure of detailed information about borrowings [line items]
Number of mortgage loans | MortgageLoan					2
Long term borrowings					€ 10,000,000
Aggregate amount repayable on quarterly installments					€ 167,000
First instalment payment date							Apr. 18, 2013
Borrowings maturity period							15 years
Borrowings, interest rate basis							The mortgages have a maturity of 15 years and have a variable interest rate based on EURIBOR plus an individual margin ranging from 240 to 280 basis points.
Mortgages [member] | PAR Three Land And PAR Five Land [member] | Fixed-rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate					75.00%
Period of interest rate					10 years
Mortgages [member] | PAR Three Land And PAR Five Land [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis					2.40%
Mortgages [member] | PAR Three Land And PAR Five Land [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis					2.80%
Mortgages [member] | AMS Three Property [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings				€ 6,000,000
First instalment payment date						May 01, 2014
Borrowings, interest rate basis						The mortgage has a variable interest rate based on EURIBOR plus 275 basis points.
Borrowings adjustment to interest rate basis				2.75%
Principal amount repayable in annual installments				€ 400,000
Repayments of noncurrent borrowings				€ 4,400,000
Borrowings, maturity				May 01, 2018
Debt service capacity covenant ratio				110.00%
Mortgages [member] | Data Center Property In Belgium [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings			€ 9,200,000
Aggregate amount repayable on quarterly installments			€ 153,550
First instalment payment date						Jul. 31, 2014
Borrowings, interest rate basis						The facility has a maturity of 15 years and has a variable interest rate based on EURIBOR plus 200 basis points.
Borrowings adjustment to interest rate basis			2.00%
Borrowings, maturity			Apr. 30, 2029
Life of mortgage backed securities						15 years
Number of quarterly instalments | Installments			59
Mortgages [member] | Data Center Property In Austria [member]
Disclosure of detailed information about borrowings [line items]
First instalment payment date							Apr. 30, 2016
Borrowings, interest rate basis							The facility has a maturity of 14 years and nine months, and has a variable interest rate based on EURIBOR plus 195 basis points.
Borrowings adjustment to interest rate basis	1.95%
Repayments of noncurrent borrowings	€ 91,750
Borrowings, maturity	Dec. 31, 2030
Life of mortgage backed securities							14 years and nine months
Number of monthly instalments | Installment	177
Mortgages [member] | Data Center Property In Austria [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Repayments of noncurrent borrowings	€ 76,000
Mortgages [member] | Data Center Property In Austria [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Repayments of noncurrent borrowings	€ 91,750

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.